Other Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders

Other reserves attributable to Royal Dutch Shell plc shareholders						$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(1,832)	(1,832)
Transfer from other comprehensive income	—	—	—	—	270	270
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(143)	—	(143)
At December 31, 2020	37,298	154	129	906	(25,735)	12,752
At January 1, 2019	37,298	154	95	1,098	(22,030)	16,615
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,069)	(2,069)
Transfer from other comprehensive income	—	—	—	—	(74)	(74)
Repurchases of shares	—	—	28	—	—	28
Share-based compensation	—	—	—	(49)	—	(49)
At December 31, 2019	37,298	154	123	1,049	(24,173)	14,451
At January 1, 2018	37,298	154	84	1,440	(22,182)	16,794
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	—	—	—	—	1,123	1,123
Transfer from other comprehensive income	—	—	—	—	(971)	(971)
Repurchases of shares	—	—	11	—	—	11
Share-based compensation	—	—	—	(342)	—	(342)
At December 31, 2018	37,298	154	95	1,098	(22,030)	16,615

Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders
Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Royal Dutch Shell plc shareholders								$ million
	Currency translation differences [A]	Equity instruments remeasurements	Debt instruments remeasurements	Cash flow hedging (losses)/gains [A]	Net investment hedging (losses)/gains [A]	Deferred cost of hedging	Retirement benefits remeasurements	Total
At January 1, 2020	(9,415)	793	8	(233)	(2,016)	(287)	(13,023)	(24,173)
Recognised in other comprehensive income	1,204	68	31	(9)	(423)	17	(3,455)	(2,567)
Reclassified to income	(28)	—	(8)	(173)	—	94	—	(115)
Reclassified to the balance sheet	—	—	—	16		—	—	16
Reclassified to retained earnings	—	169	—	—		—	101	270
Tax on amounts recognised/reclassified	3	(4)	—	6		(11)	753	747
Total, net of tax	1,179	233	23	(160)	(423)	100	(2,601)	(1,649)
Share of joint ventures and associates	51	118	—	(92)		—	—	77
Other comprehensive income/(loss) for the period	1,230	351	23	(252)	(423)	100	(2,601)	(1,572)
Less: non-controlling interest	10	—	—	—		—	—	10
Attributable to Royal Dutch Shell plc shareholders	1,240	351	23	(252)	(423)	100	(2,601)	(1,562)
At December 31, 2020	(8,175)	1,144	31	(485)	(2,439)	(187)	(15,624)	(25,735)
At January 1, 2019	(9,722)	906	(21)	117	(2,025)	(353)	(10,932)	(22,030)
Recognised in other comprehensive income	302	(17)	24	(592)	13	9	(3,106)	(3,367)
Reclassified to income	38	—	5	268	—	86	—	397
Reclassified to the balance sheet	—	—	—	11		—	—	11
Reclassified to retained earnings	—	(85)	—	—		—	11	(74)
Tax on amounts recognised/reclassified	4	(13)	—	37	(4)	(29)	1,004	999
Total, net of tax	344	(115)	29	(276)	9	66	(2,091)	(2,034)
Share of joint ventures and associates	(2)	2	—	(74)		—	—	(74)
Other comprehensive loss for the period	342	(113)	29	(350)	9	66	(2,091)	(2,108)
Less: non-controlling interest	(35)	—	—	—		—	—	(35)
Attributable to Royal Dutch Shell plc shareholders	307	(113)	29	(350)	9	66	(2,091)	(2,143)
At December 31, 2019	(9,415)	793	8	(233)	(2,016)	(287)	(13,023)	(24,173)
At January 1, 2018	(6,711)	1,975	(6)	(627)	(2,024)	(144)	(14,645)	(22,182)
Recognised in other comprehensive income	(3,793)	(147)	(15)	50	(1)	(362)	5,213	945
Reclassified to income	651	—	—	722	—	95	—	1,468
Reclassified to the balance sheet	—	—	—	(30)		—	—	(30)
Reclassified to retained earnings	—	(1,108)	—	—		—	137	(971)
Tax on amounts recognised/reclassified	(29)	(6)	—	(12)		58	(1,625)	(1,614)
Total, net of tax	(3,171)	(1,261)	(15)	730	(1)	(209)	3,725	(202)
Share of joint ventures and associates	(25)	193	—	14		—	1	183
Other comprehensive loss/income for the period	(3,196)	(1,068)	(15)	744	(1)	(209)	3,726	(19)
Less: non-controlling interest	185	(1)	—	—		—	(13)	171
Attributable to Royal Dutch Shell plc shareholders	(3,011)	(1,069)	(15)	744	(1)	(209)	3,713	152
At December 31, 2018	(9,722)	906	(21)	117	(2,025)	(353)	(10,932)	(22,030)
[A] As from 2020, 'Net investment hedging (losses)/gains" are presented separately. Prior to 2020, these were aggregated within 'Currency translation differences' and 'Cash flow hedging (losses)/gains'. Prior period comparatives for these categories have been revised to conform with current year presentation.